Notes to the Profit or Loss Statement - Summary Of Regional Distribution of Revenue (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Regional Distribution of Revenue [Line Items]
Revenues	€ 278,267,003	€ 179,611,844	€ 327,698,465
Germany [member]
Summary of Regional Distribution of Revenue [Line Items]
Revenues	0	0	0
Europe and Asia [member]
Summary of Regional Distribution of Revenue [Line Items]
Revenues	29,336,000	23,328,000	8,640,000
USA and Canada [member]
Summary of Regional Distribution of Revenue [Line Items]
Revenues	€ 248,931,000	€ 156,284,000	€ 319,058,000